Business Combination (Tables)	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Schedule of Common Stock Outstanding following the Consummation of the Business Combination
The following summarizes the common stock outstanding following the consummation of the Business Combination, PIPE Financing and the automatic cashless exercise of Old eFFECTOR warrants:

	Shares	%
Old eFFECTOR Stockholders	30,021,762	74.4%
LWAC Stockholders	521,358	1.3%
LWAC Founders (1)	3,756,250	9.3%
PIPE Investors	6,070,003	15.0%

Total	40,369,373	100.0%

(1)	Excludes 300,000 Sponsor Shares subject to vesting that are not considered outstanding from an accounting perspective.